GENERAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Accumulated losses		$ 52,117	$ 41,813
Amgen Inc [Member]
Statement Line Items [Line Items]
Amount to be paid for preclinical services	$ 450
Amgen Inc [Member]
Statement Line Items [Line Items]
Revenues generated from research collaboration and license agreement		270,000
Non-refundable and non-creditable initial technology access fee payment		$ 725